Activities	12 Months Ended
Dec. 31, 2020
Disclosure Activities Explanatory [Abstract]
ACTIVITIES
1	ACTIVITIES

Brooge Energy Limited (the “Company” and together with its subsidiaries the “Group”) formerly known as Brooge Holdings Limited, is a company with limited liability registered as an exempted company in the Cayman Islands. The registered office of the Company is at P.O Box 309, Ugland House, Grand Cayman, KY1-1104, Cayman Islands. The Company’s principal executive office is located at P.O Box 50170, Al-Sodah, Khorr Fakkan Road, Fujairah, United Arab Emirates (“UAE”).

On 07 April 2020, the Company changed its name from Brooge Holdings Limited to Brooge Energy Limited.

The Group provides oil storage and related services at the Port of Fujairah in the Emirate of Fujairah in the UAE. The Group currently operates phase 1, comprising 14 tanks of total capacity of 399,324 cubic meters (“cbm”), fully operational for storage and other ancillary processes of clean oil. The Group’s phase 2 is under construction, which will comprise 8 tanks of total capacity of 600,000 cbm for storage and other ancillary services of crude oil. The Group’s has commenced preconstruction work for its phase 3. The Group intends to construct additional storage and refinery facility as part of the phase 3.

Brooge Energy Limited was incorporated on 12 April 2019 for the sole purpose of consummating the reverse acquisition transaction described further below. On 15 April 2019, Brooge Petroleum and Gas Investment Company FZE (“BPGIC FZE”), now a subsidiary, entered into a Business Combination Agreement with Twelve Seas Investment Company (“Twelve Seas”), a company listed on National Association of Securities Dealers Automated Quotations (“NASDAQ”), the Company and BPGIC FZE’s shareholders. On 10 May 2019, BPGIC PLC became party to the Business Combination Agreement by execution of a joinder thereto.

The transaction was accounted for as a reverse acquisition in accordance with the International Financial Reporting Standards (“IFRSs”) as issued by the International Accounting Standards Board (“IASB”) as disclosed in note 26. Under this method of accounting, Brooge Energy and Twelve Seas are treated as the “acquired” companies. This determination was primarily based on BPGIC FZE comprising the ongoing operations of the combined company, BPGIC FZE’s senior management comprising the senior management of the combined company, and BPGIC FZE’s stockholders having a majority of the voting power of the combined company. For accounting purposes, BPGIC FZE is deemed to be the accounting acquirer in the transaction and, consequently, the transaction is treated as a recapitalization of BPGIC FZE. Accordingly, the consolidated assets, liabilities and results of operations of BPGIC FZE are the historical financial statements of the combined company, and Brooge Energy and Twelve Sea’s assets, liabilities and results of operations are consolidated with BPGIC FZE beginning on the acquisition date.

As a result of the above transaction, the Company became the ultimate parent of BPGIC FZE and Twelve Seas on 20 December 2019, being the acquisition date. The Company’s common stock and warrants are traded on the NASDAQ Capital Market under the ticker symbols BROG and BROGW, respectively. Upon the closing of the transaction, Twelve seas changed its name to ‘BPGIC International’.

The consolidated financial statements of the Group for the year ended 31 December 2019 were prepared as a continuation of the financial statements of BPGIC FZE, the acquirer, and retroactively adjusted to reflect the legal capital of the legal parent/acquiree (Brooge Energy Limited).

The consolidated financial statements of the Group for the year ended 31 December 2020 were authorised for issue by the Board of Directors on 5 April, 2021.